Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Major Classes of Loans And Leases
Major classes of loans and leases are as follows:

(In thousands)	December 31, 2023	December 31, 2022
Commercial, financial and agricultural:
Owner-occupied commercial real estate	$1,598,231	$1,724,927
Nonowner-occupied commercial real estate	6,718,343	6,286,974
Other commercial	3,572,440	3,612,568

Total commercial, financial & agricultural	11,889,014	11,624,469
Residential real estate	5,271,236	4,662,911
Construction & land development	3,148,245	2,926,971
Consumer:
Bankcard	9,962	9,273
Other consumer	1,054,728	1,356,539
Less: Unearned income	(14,101)	(21,997)

Loans and leases, net of unearned income	$21,359,084	$20,558,166